Short-Term Investments	12 Months Ended
Dec. 31, 2020
Enjoy Technology Inc [Member]
Short Term Investments [Line Items]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS
There were no short-term investments as of December 31, 2020 as all amounts were held in cash and cash equivalents.
As of December 31, 2019, short-term investments consist of the following (in thousands):

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$3,721	$1	$—	$3,722
U.S. Government securities	18,791	—	(3)	18,788

Total short-term investments	$22,512	$1	$(3)	$22,510

Interest income recognized on the Company’s
available-for
sale investment portfolio was immaterial during the years ended December 31, 2020 and 2019.
As of December 31, 2019, all of the Company’s
available-for-sale
investments had contractual maturities that were due in one year or less.